COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Reimbursement Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Royalties provision	$ 132	$ 154
Royalties to an ASIC designer [Member]
Commitments and Contingencies [Line Items]
Royalties provision	132	140
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Commitments and Contingencies [Line Items]
Royalties provision	$ 0	$ 14